Business Combinations	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Business Combinations And Disposals [Abstract]
Business Combinations
3.	Business Combinations
On July 16, 2021, the Company consummated the previously announced merger pursuant to the Merger Agreement, by and among GX, First Merger Sub, Second Merger Sub and Legacy Celularity (see Note 1).
Pursuant to the terms of the Merger Agreement, a business combination between GX and Legacy Celularity was effected through the (a) merger of First Merger Sub with and into Legacy Celularity with Legacy Celularity surviving as a wholly-owned
subsidiary of GX (Legacy Celularity, in its capacity as the surviving corporation of the merger, the “Surviving Corporation”) (the “First Merger”) and (b) immediately following the First Merger and as part of the same overall transaction as the First Merger, the merger of the Surviving Corporation with and into Second Merger Sub, with Second Merger Sub as the surviving entity of the Second Merger, which ultimately resulted in Legacy Celularity becoming a wholly-owned direct subsidiary of GX (the “Second Merger” and, together with the FirstMerger, the “Mergers” and, collectively with the other transactions described in the Merger Agreement, the “Business Combination”). On the Closing Date, the Company changed its name from GX Acquisition Corp. to Celularity Inc.
Immediately prior to the effective time of the Mergers (the “Effective Time”), each share of preferred stock of Legacy Celularity (the “Legacy Celularity Preferred Stock”) that was issued and outstanding was automatically converted into a number of shares of common stock of Legacy Celularity, par value $0.0001 per share (the “Legacy Celularity Common Stock”) at the then-effective conversion rate as calculated pursuant to the Amended and Restated Certificate of Incorporation of Legacy Celularity, dated March 16, 2020, as amended (the “Legacy Celularity Charter”), such that each converted share of Legacy Celularity Preferred Stock was no longer outstanding and ceased to exist, and each holder of Legacy Celularity Preferred Stock thereafter ceased to have any rights with respect to such securities (the “Legacy Celularity Preferred Stock Conversion”).
At the Effective Time, by virtue of the First Merger and without any action on the part of GX, First Merger Sub, Legacy Celularity or the holders of any of the following securities:

a)
each share of Legacy Celularity Common Stock (including shares of Legacy Celularity Common Stock resulting from the conversion of shares of Celularity Preferred Stock described above) that was issued and outstanding immediately prior to the Effective Time was cancelled and converted into the right to receive a number of shares of Company Class A common stock, par value $0.0001 per share (“Company Class A Common Stock”) equal to the Exchange Ratio (as defined below) (the “Per Share Merger Consideration”);

b)
each share of Legacy Celularity Common Stock or Legacy Celularity Preferred Stock (together, “Legacy Celularity Capital Stock”) held in the treasury of Celularity was cancelled without any conversion thereof and no payment or distribution was made with respect thereto;

c)
each share of First Merger Sub common stock, par value $0.01 per share, issued and outstanding immediately prior to the Effective Time was converted into and exchanged for one validly issued, fully paid and nonassessable share of common stock, par value $0.0001 per share, of the Surviving Corporation;

d)
each Legacy Celularity Warrant (as to which no notice of exercise had been delivered to Legacy Celularity prior to the Closing) that was outstanding immediately prior to the Effective Time (and which would have otherwise been exercisable in accordance with its terms immediately following the Effective Time), became, to the extent consistent with the terms of such Legacy Celularity Warrant, the right to purchase shares of Company Class A Common Stock (and not Celularity Capital Stock) (each, a “Converted Warrant”) on the same terms and conditions (including exercisability terms) as were applicable to such Legacy Celularity Warrant immediately prior to the Effective Time, except that (A) each Converted Warrant became exercisable for that number of shares of Company Class A Common Stock equal to the product (rounded down to the nearest whole number) of (1) the number of shares of Legacy Celularity Common Stock that would have been issuable upon the exercise of a Legacy Celularity Warrant for cash and assuming the conversion of the Series B Preferred Stock underlying such outstanding Legacy Celularity Warrant into Legacy Celularity Common Stock (the “Celularity Warrant Shares”) subject to the Legacy Celularity Warrant immediately prior to the Effective Time and (2) the Exchange Ratio (as defined below); and (B) the per share exercise price for each share of Company Class A Common Stock issuable upon exercise of the Converted Warrant is equal to the quotient (rounded up to the nearest whole cent) obtained by dividing (1) the per share exercise price for each share of Series B Preferred Stock issuable upon exercise of such Celularity Warrant immediately prior to the Effective Time by (2) the Exchange Ratio (as defined below); and

e)
each option to purchase Legacy Celularity Common Stock, whether or not exercisable and whether or not vested, that was outstanding immediately prior to the Effective Time (each, a “Legacy Celularity Option”) was assumed by GX and converted into an option to purchase shares of Company Class A Common Stock (each, a “Converted Option”).

The Business Combination was accounted for as a reverse recapitalization in conformity with accounting principles generally accepted in the United States. Under this method of accounting, GX was treated as the “acquired” company for financial reporting purposes. This determination was primarily based on existing Legacy Celularity stockholders comprising a relative majority of the voting power of the combined company, Legacy Celularity’s operations prior to the acquisition comprising the only ongoing operations of Celularity, the majority of Celularity’s board of directors appointment by Legacy Celularity, and Legacy Celularity’s senior management comprising a majority of the senior management of Celularity. Accordingly, for accounting purposes, the financial statements of the combined entity represented a continuation of the financial statements of Legacy Celularity with the business combination being treated as the equivalent of Legacy Celularity issuing stock for the net assets of GX, accompanied by a recapitalization. The Company recorded net assets of GX at historical costs, with no goodwill or other intangible assets recorded. Operations prior to the business combination are those of Legacy Celularity. Reported shares and earnings per share available to holders of the Company’s Class A Common Stock, prior to the Business Combination, have been retroactively restated as shares reflecting the exchange ratio established in the business combination (1.00 share of Legacy Celularity for approximately 0.7686 shares of Celularity Class A Common Stock).
Net proceeds from this transaction totaled $108,786. These proceeds were comprised of $5,386 held in GX’s trust account, $83,400 received from the completion of a concurrent private investment in public equity financing (“PIPE Financing”) and $20,000 received from an investment by Palantir Technologies, Inc. (“Palantir”). The Company incurred $21,658 in transaction costs relating to the merger with GX of which $10,795 were satisfied by the issuance of Class A Common Stock, which has been offset against additional paid-in
capital in the condensed consolidated statements of convertible preferred stock and stockholders’ equity (deficit).
Pursuant to the terms of the Merger Agreement, the existing stockholders of Legacy Celularity exchanged their interests for shares of Class A Common Stock of Celularity. In addition, GX had previously issued public warrants and private placement warrants (collectively, the “GX Warrants”) as part of the Units in its IPO in May 2019 None of the terms of the GX Warrants were modified as a result of the Business Combination. On the date of the Business Combination, the Company recorded a liability related to the GX Warrants of $59,202, with an offsetting entry to additional paid-in
capital. During the three months ended March 31, 2022, the fair value of the GX Warrants decreased to $46,894, resulting in an expense reduction of $20,932 in the condensed consolidated statements of operations for the three months ended March 31, 2022.
Upon consummation of the Business Combination, Legacy Celularity warrants qualified for equity classification. As a result, the transaction date fair value of the Legacy Celularity warrants of $96,398 was reclassified from warrant liability to additional paid-in
capital (see Note 4).
Immediately following the Business Combination, there were 122,487,174 shares of Class A Common Stock with a par value of $0.0001 issued and outstanding, options to purchase an aggregate of 21,723,273 shares of Class A Common Stock and 42,686,195 warrants outstanding to purchase shares of Class A Common Stock.
PIPE Financing (Private Placement)
On the Closing Date, certain significant stockholders of Legacy Celularity or their affiliates (including Sorrento Therapeutics, Inc. (“Sorrento”), Starr International Investments Ltd. and Dragasac Limited, an indirect wholly owned subsidiary of Genting Berhad, collectively, the “Subscribers”) purchased from Celularity an aggregate of 8,340,000 shares of Class A Common Stock (the “PIPE Shares”), for a purchase price of $10.00 per share and an aggregate purchase price of $83,400, pursuant to separate subscription agreements dated January 8, 2021 (collectively, the “Subscription Agreements”). Pursuant to the Subscription Agreements, the Company agreed to provide the Subscribers with certain registration rights with respect to the PIPE Shares.
Arrangement with Palantir Technologies Inc.
Pursuant to the subscription agreement entered into by GX with Palantir on May 5, 2021, Palantir purchased 2,000,000 shares of Class A Common Stock at a price of $10.00 per share and an aggregate purchase price of $20,000, upon closing of the Business Combination and closing of the PIPE financing.

3. Business Combinations and
Disposals
Fiscal 2021
On July 16, 2021, the Company consummated the previously announced merger pursuant to the Merger Agreement, by and among GX, First Merger Sub, Second Merger Sub and Legacy Celularity (see Note 1).

Pursuant to the terms of the Merger Agreement, a business combination between GX and Legacy Celularity was effected through the (a) merger of First Merger Sub with and into Legacy Celularity with Legacy Celularity surviving as a wholly-owned subsidiary of GX (Legacy Celularity, in its capacity as the surviving corporation of the merger, the “Surviving Corporation”) (the “First Merger”) and (b) immediately following the First Merger and as part of the same overall transaction as the First Merger, the merger of the Surviving Corporation with and into Second Merger Sub, with Second Merger Sub as the surviving entity of the Second Merger, which ultimately resulted in Legacy Celularity becoming a wholly-owned direct subsidiary of GX (the “Second Merger” and, together with the First Merger, the “Mergers” and, collectively with the other transactions described in the Merger Agreement, the “Business Combination”). On the Closing Date, the Company changed its name from GX Acquisition Corp. to Celularity Inc.
Immediately prior to the effective time of the Mergers (the “Effective Time”), each share of preferred stock of Legacy Celularity (the “Legacy Celularity Preferred Stock”) that was issued and outstanding was automatically converted into a number of shares of common stock of Legacy Celularity, par value $0.0001 per share (the “Legacy Celularity Common Stock”) at the then-effective conversion rate as calculated pursuant to the Amended and Restated Certificate of Incorporation of Legacy Celularity, dated March 16, 2020, as amended (the “Legacy Celularity Charter”), such that each converted share of Legacy Celularity Preferred Stock was no longer outstanding and ceased to exist, and each holder of Legacy Celularity Preferred Stock thereafter ceased to have any rights with respect to such securities (the “Legacy Celularity Preferred Stock Conversion”).
At the Effective Time, by virtue of the First Merger and without any action on the part of GX, First Merger Sub, Legacy Celularity or the holders of any of the following securities:

a)
each share of Legacy Celularity Common Stock (including shares of Legacy Celularity Common Stock resulting from the conversion of shares of Celularity Preferred Stock described above) that was issued and outstanding immediately prior to the Effective Time was cancelled and converted into the right to receive a number of shares of Company Class A common stock, par value $0.0001 per share (“Company Class A Common Stock”) equal to the Exchange Ratio (as defined below) (the “Per Share Merger Consideration”);

b)
each share of Legacy Celularity Common Stock or Legacy Celularity Preferred Stock (together, “Legacy Celularity Capital Stock”) held in the treasury of Celularity was cancelled without any conversion thereof and no payment or distribution was made with respect thereto;

c)
each share of First Merger Sub common stock, par value $0.01 per share, issued and outstanding immediately prior to the Effective Time was converted into and exchanged for one validly issued, fully paid and nonassessable share of common stock, par value $0.0001 per share, of the Surviving Corporation;

d)
each Legacy Celularity Warrant (as to which no notice of exercise had been delivered to Legacy Celularity prior to the Closing) that was outstanding immediately prior to the Effective Time (and which would have otherwise been exercisable in accordance with its terms immediately following the Effective Time), became, to the extent consistent with the terms of such Legacy Celularity Warrant, the right to purchase shares of Company Class A Common Stock (and not Celularity Capital Stock) (each, a “Converted Warrant”) on the same terms and conditions (including exercisability terms) as were applicable to such Legacy Celularity Warrant immediately prior to the Effective Time, except that (A) each Converted Warrant became exercisable for that number of shares of Company Class A Common Stock equal to the product (rounded down to the nearest whole number) of (1) the number of shares of Legacy Celularity Common Stock that would have been issuable upon the exercise of a Legacy Celularity Warrant for cash and assuming the conversion of the Series B Preferred Stock underlying such outstanding Legacy Celularity Warrant into Legacy Celularity Common Stock (the “Celularity Warrant Shares”) subject to the Legacy Celularity Warrant immediately prior to the Effective Time and (2) the Exchange Ratio (as defined below); and (B) the per share exercise price for each share of Company Class A Common Stock issuable upon exercise of the Converted Warrant is equal to the quotient (rounded up to the nearest whole cent) obtained by dividing (1) the per share exercise price for each share of Series B Preferred Stock issuable upon exercise of such Celularity Warrant immediately prior to the Effective Time by (2) the Exchange Ratio (as defined below); and

e)
each option to purchase Legacy Celularity Common Stock, whether or not exercisable and whether or not vested, that was outstanding immediately prior to the Effective Time (each, a “Legacy Celularity Option”) was assumed by GX and converted into an option to purchase shares of Company Class A Common Stock (each, a “Converted Option”).

The Business Combination was accounted for as a reverse recapitalization in conformity with accounting principles generally accepted in the United States. Under this method of accounting, GX was treated as the “acquired” company for financial reporting purposes. This determination was primarily based on existing Legacy Celularity stockholders comprising a relative majority of the voting power of the combined company, Legacy Celularity’s operations prior to the acquisition comprising the only ongoing operations of Celularity, the majority of Celularity’s board of directors appointment by Legacy Celularity, and Legacy Celularity’s senior management comprising a majority of the senior management of Celularity. Accordingly, for accounting purposes, the financial statements of the combined entity represented a continuation of the financial statements of Legacy Celularity with the business combination being treated as the equivalent of Legacy Celularity issuing stock for the net assets of GX, accompanied by a recapitalization. The Company recorded net assets of GX at historical costs, with no
goodwill or other intangible assets recorded. Operations prior to the business combination are those of Legacy Celularity. Reported shares and earnings per share available to holders of the Company’s Class A common stock, prior to the Business Combination, have been retroactively restated as shares reflecting the exchange ratio established in the business combination (1.00 share of Legacy Celularity for approximately
0.7686
shares of Celularity Class A common stock).
Net proceeds from this transaction totaled $
108,786
. These proceeds were comprised of $
5,386
held in GX’s trust account, $
83,400
received from the completion of a concurrent private investment in public equity financing (“PIPE Financing”) and $
20,000
received from an investment by Palantir Technologies, Inc. The Company incurred $
21,657
in transaction costs relating to the merger with GX of which $
10,795
were satisfied by the issuance of Class A common stock, which has been offset against additional paid-in
capital in the Consolidated Statements of Convertible Preferred Stock and Stockholders’ Equity (Deficit).
Pursuant to the terms of the Merger Agreement, the existing stockholders of Legacy Celularity exchanged their interests for shares of Class A common stock of Celularity. In addition, GX had previously issued public warrants and private placement warrants (collectively, the “GX Warrants”) as part of the Units in its initial public offering in May 2019. None of the terms of the GX Warrants were modified as a result of the Business Combination. On the date of the Business Combination, the Company recorded a liability related to the
GX Warrants

of $59,202, with an offsetting entry to additional
paid-in
capital. During the pe
r
iod from July 17, 2021 to December 31, 2021, the fair value of the GX Warrants decreased to $25,962, resulting in an expense reduction of $33,240 in the consolidated statement of operations for the year ended December 31, 2021.
Upon consummation of the Business Combination, Legacy Celularity warrants qualified for equity classification. As a result, the transaction date fair value of the Legacy Celularity warrants of $96,398 was reclassified from warrant liability to additional paid-in
capital
(see Note 12).
Immediately following the Business Combination, there were
122,487,174
shares of Class A common stock with a par value of $
0.0001
issued and outstanding, options to purchase an aggregate of
21,723,273
shares of Class A common stock and
42,686,195
warrants outstanding to purchase shares of Class A common stock.
PIPE Financing (Private Placement)
On the Closing Date, certain significant stockholders of Legacy Celularity or their affiliates (including Sorrento Therapeutics, Inc., Starr International Investments Ltd. and Dragasac Limited, an indirect wholly owned subsidiary of Genting Berhad, collectively, the “Subscribers”) purchased from Celularity an aggregate of 8,340,000 shares of Class A common stock (the “PIPE Shares”), for a purchase price of $10.00 per share and an aggregate purchase price of $83,400, pursuant to separate subscription agreements dated January 8, 2021 (collectively, the “Subscription Agreements”). Pursuant to the Subscription Agreements, the Company agreed to provide the Subscribers with certain registration rights with respect to the PIPE Shares.
Arrangement with Palantir Technologies Inc.
Pursuant to the subscription agreement entered into by GX with Palantir Technologies Inc. (“Palantir”) on May 5, 2021, Palantir purchased 2,000,000 shares of Class A common stock at a price of $10.00 per share and an aggregate purchase price of $20,000, upon closing of the Business Combination and closing of the PIPE financing.
Fiscal 2020
On August 6, 2020, the Company executed (i) an asset purchase agreement to sell certain assets comprising its MIST
®
/UltraMIST
®
 business to Sanuwave and (ii) a five-year licensing agreement with Sanuwave for total consideration of $24,524 (the “Sanuwave Transaction”), of which $20,000 was paid at or prior to closing. The remaining $4,524 of the purchase price was financed through a convertible promissory note due on or before August 6, 2021. The convertible promissory note can be converted into shares of Sanuwave stock at the election of the Company any time on or after
January 1, 2021
. As of December 31, 2021 the fair value of the
convertible promissory
 note related to Sanuwave was $2,488 which is included in other current assets on the consolidated balance sheet.
The five-year
licensing arrangement with Sanuwave includes: (i) an exclusive Biovance license for distribution and commercialization in the wound care market and (ii) a non-exclusive
license for the distribution and commercialization of Interfyl in the wound care market. Under the licensing agreement, the Company will receive a quarterly license fee and a defined royalty on each product sold. A credit is provided to Sanuwave for Biovance royalties up to the quarterly license fee amount.
The following assets and liabilities were divested/written off in this transaction:

Assets Divested
Inventory	$1,901
Intangible assets, net	13,296
Property, and equipment, net	452
Goodwill	3,764

Total assets divested	$19,413

The total upfront consideration was allocated between both components of the Sanuwave Transaction to (i) calculate the goodwill attributed to the UltraMIST business, (ii) determine the allocation of arrangement consideration to the three performance obligations and (iii) determine the loss on sale of the UltraMIST business. The Company utilized a discounted cash flow model to value the UltraMIST business, which determined the fair value of the UltraMIST business was $15,019. Significant inputs of this discounted cash flow model included (i) a discount rate of 11%, (ii) tax rate of 26% and (iii) a long-term growth rate of 2%. The remaining proceeds of $9,505 were allocated to the license agreement on a residual basis. During the third quarter of 2020, the Company recognized a loss on sale of UltraMIST of $4,434, which included approximately $40 in related professional fees. Due to the Company’s tax position as of the closing date, there was no tax impact resulting from the sale of
the UltraMIST
business.